Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Citigroup Commercial Mortgage Securities Inc.
Citi Real Estate Funding Inc.

(together, the “Company”)
Citigroup Global Markets Inc.

Wells Fargo Bank, National Association
Wells Fargo Securities, LLC
(collectively, the “Specified Parties”):

Re: KSL Commercial Mortgage Trust 2024-HT2 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “KSL 2024-HT2_Accounting Tape_Final.xlsx” provided by the Company on November 19, 2024 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and 13 related mortgaged properties (the “Mortgaged Properties”) as of December 9, 2024 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by KSL Commercial Mortgage Trust 2024-HT2, Commercial Mortgage Pass-Through Certificates, Series 2024-HT2 (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in the Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Assumed One-month Term SOFR” means the rate of 4.59921% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Mortgage Loan Spread” means the spread of 2.85000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Mezzanine Loan Spread” means the spread of 6.99000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Assumed One-month Term SOFR, Mortgage Loan Spread, Mezzanine Loan Spread and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	For the Mortgage Loan and Mortgaged Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Mortgaged Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively,

2

on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company,

(ii) the physical existence of the Mortgage Loan and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia
November 19, 2024

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property ID	Provided by the Company
Property Rank	Provided by the Company
Pool Identifier	Provided by the Company
Property Name	Provided by the Company
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
Zip	Appraisal Report, Engineering Report
Market	Market Schedule
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Scale	Underwriting File
Franchise Flag Terms Flag	Franchise Agreement
Franchise Flag Terms Franchise Brand	Franchise Agreement
Franchise Flag Terms Flag Term Remaining	Franchise Agreement
Franchise Flag Terms Fees	Franchise Agreement
Property Manager	Management Agreement
Labor	Underwriting File
Total Units	Underwriting File
Unit of Measure	Underwriting File
Occupancy (%)	Underwriting File
Occupancy Date	Underwriting File
Ownership Interest	Title Policy
A-1

ATTACHMENT A

Attribute	Source Document(s)
Mortgage Loan Closing Date Balance	Draft Loan Agreement
Mortgage Loan Maturity Date Balance	Draft Loan Agreement
Mezzanine Loan Closing Date Balance	Draft Loan Agreement
Mezzanine Loan Maturity Date Balance	Draft Loan Agreement
Individual As-Is Appraised Value Date	Appraisal
Individual As-Is Appraised Value	Appraisal
Individual Stabilized Appraised Value Date	Appraisal
Individual Stabilized Appraised Value	Appraisal
Portfolio Appraised Value Date	Appraisal
Portfolio Appraised Value	Appraisal
Portfolio Appraised Value Premium	Appraisal
Portfolio Stabilized Appraised Value Date	Appraisal
Portfolio Stabilized Appraised Value	Appraisal
Portfolio Stabilized Appraised Value Premium	Appraisal
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Report
Environmental Report Date	Environmental Report
Phase II Recommended?	Environmental Report
Seismic Zone	Seismic Report, Engineering Report
PML %	Seismic Report, Engineering Report
Origination Date	Provided by the Company
Term SOFR Lookback Days	Draft Loan Agreement
Term SOFR Cap	Rate Cap Bid Package
Term SOFR Cap Expiration Date	Rate Cap Bid Package
Interest Calculation (30/360 / Actual/360)	Draft Loan Agreement
Amort Type	Draft Loan Agreement
A-2

ATTACHMENT A

Attribute	Source Document(s)
Grace Period	Draft Loan Agreement
First Loan Payment Date	Draft Loan Agreement
Original Amortization Term (Months)	Draft Loan Agreement
Original IO Term (Months)	Draft Loan Agreement
Initial Maturity Date	Draft Loan Agreement
Floating Rate Component Extensions	Draft Loan Agreement
Fully Extended Maturity Date	Draft Loan Agreement
Lockbox	Draft Loan Agreement
Cash Management Type	Draft Loan Agreement
Cash Management Trigger	Draft Loan Agreement
Administrative Fee Rate (%)	Admin Fee Schedule
Floating Rate Component Prepayment Provision	Draft Loan Agreement
Partial Release Allowed?	Draft Loan Agreement
Property Release Description	Draft Loan Agreement
Initial Tax Escrow	Draft Loan Agreement
Ongoing Tax Escrow Monthly	Draft Loan Agreement
Tax Escrow Springing Conditions	Draft Loan Agreement
Initial Insurance Escrow	Draft Loan Agreement
Ongoing Insurance Escrow Monthly	Draft Loan Agreement
Insurance Escrow Springing Conditions	Draft Loan Agreement
Initial Immediate Repairs Escrow	Draft Loan Agreement
Initial FF&E Escrow	Draft Loan Agreement
Ongoing FF&E Escrow Monthly	Draft Loan Agreement
FF&E Escrow Springing Conditions	Draft Loan Agreement
Initial PIP Letter of Credit	Draft Loan Agreement
Ongoing PIP Escrow Monthly	Draft Loan Agreement
PIP Escrow Springing Conditions	Draft Loan Agreement
A-3

ATTACHMENT A

Attribute	Source Document(s)
Initial Other Escrow	Draft Loan Agreement
Ongoing Other Escrow Monthly	Draft Loan Agreement
Ongoing Other Escrow Springing Condition	Draft Loan Agreement
Other Escrow Description	Draft Loan Agreement
Available Room Nights 2018	Underwriting File
Available Room Nights 2019	Underwriting File
Available Room Nights 2020	Underwriting File
Available Room Nights 2021	Underwriting File
Available Room Nights 2022	Underwriting File
Available Room Nights 2023	Underwriting File
Available Room Nights September 2024 TTM	Underwriting File
Available Room Nights September 2024 Sponsor Reforecast	Underwriting File
Available Room Nights UW	Underwriting File
Occupied Room Nights 2018	Underwriting File
Occupied Room Nights 2019	Underwriting File
Occupied Room Nights 2020	Underwriting File
Occupied Room Nights 2021	Underwriting File
Occupied Room Nights 2022	Underwriting File
Occupied Room Nights 2023	Underwriting File
Occupied Room Nights September 2024 TTM	Underwriting File
Occupied Room Nights September 2024 Sponsor Reforecast	Underwriting File
Occupied Room Nights UW	Underwriting File
Occupancy 2018	Underwriting File
Occupancy 2019	Underwriting File
Occupancy 2020	Underwriting File
Occupancy 2021	Underwriting File
Occupancy 2022	Underwriting File
A-4

ATTACHMENT A

Attribute	Source Document(s)
Occupancy 2023	Underwriting File
Occupancy September 2024 TTM	Underwriting File
Occupancy September 2024 Sponsor Reforecast	Underwriting File
Occupancy UW	Underwriting File
ADR 2018	Underwriting File
ADR 2019	Underwriting File
ADR 2020	Underwriting File
ADR 2021	Underwriting File
ADR 2022	Underwriting File
ADR 2023	Underwriting File
ADR September 2024 TTM	Underwriting File
ADR September 2024 Sponsor Reforecast	Underwriting File
ADR UW	Underwriting File
RevPAR 2018	Underwriting File
RevPAR 2019	Underwriting File
RevPAR 2020	Underwriting File
RevPAR 2021	Underwriting File
RevPAR 2022	Underwriting File
RevPAR 2023	Underwriting File
RevPAR September 2024 TTM	Underwriting File
RevPAR September 2024 Sponsor Reforecast	Underwriting File
RevPAR UW	Underwriting File
Occupancy Penetration 2019	Underwriting File, STR Report
Occupancy Penetration 2020	Underwriting File, STR Report
Occupancy Penetration 2021	Underwriting File, STR Report
Occupancy Penetration 2022	Underwriting File, STR Report
Occupancy Penetration 2023	Underwriting File, STR Report
A-5

ATTACHMENT A

Attribute	Source Document(s)
Occupancy Penetration September 2024 TTM	Underwriting File, STR Report
ADR Penetration 2019	Underwriting File, STR Report
ADR Penetration 2020	Underwriting File, STR Report
ADR Penetration 2021	Underwriting File, STR Report
ADR Penetration 2022	Underwriting File, STR Report
ADR Penetration 2023	Underwriting File, STR Report
ADR Penetration September 2024 TTM	Underwriting File, STR Report
RevPAR Penetration 2019	Underwriting File, STR Report
RevPAR Penetration 2020	Underwriting File, STR Report
RevPAR Penetration 2021	Underwriting File, STR Report
RevPAR Penetration 2022	Underwriting File, STR Report
RevPAR Penetration 2023	Underwriting File, STR Report
RevPAR Penetration September 2024 TTM	Underwriting File, STR Report
Rooms Revenue 2018	Underwriting File
Rooms Revenue 2019	Underwriting File
Rooms Revenue 2020	Underwriting File
Rooms Revenue 2021	Underwriting File
Rooms Revenue 2022	Underwriting File
Rooms Revenue 2023	Underwriting File
Rooms Revenue September 2024 TTM	Underwriting File
Rooms Revenue September 2024 Sponsor Reforecast	Underwriting File
Rooms Revenue UW	Underwriting File
F&B Revenue 2018	Underwriting File
F&B Revenue 2019	Underwriting File
F&B Revenue 2020	Underwriting File
F&B Revenue 2021	Underwriting File
F&B Revenue 2022	Underwriting File
A-6

ATTACHMENT A

Attribute	Source Document(s)
F&B Revenue 2023	Underwriting File
F&B Revenue September 2024 TTM	Underwriting File
F&B Revenue September 2024 Sponsor Reforecast	Underwriting File
F&B Revenue UW	Underwriting File
Other Departmental Income 2018	Underwriting File
Other Departmental Income 2019	Underwriting File
Other Departmental Income 2020	Underwriting File
Other Departmental Income 2021	Underwriting File
Other Departmental Income 2022	Underwriting File
Other Departmental Income 2023	Underwriting File
Other Departmental Income September 2024 TTM	Underwriting File
Other Departmental Income September 2024 Sponsor Reforecast	Underwriting File
Other Departmental Income UW	Underwriting File
Total Revenue 2018	Underwriting File
Total Revenue 2019	Underwriting File
Total Revenue 2020	Underwriting File
Total Revenue 2021	Underwriting File
Total Revenue 2022	Underwriting File
Total Revenue 2023	Underwriting File
Total Revenue September 2024 TTM	Underwriting File
Total Revenue September 2024 Sponsor Reforecast	Underwriting File
Total Revenue UW	Underwriting File
Rooms Expense 2018	Underwriting File
Rooms Expense 2019	Underwriting File
Rooms Expense 2020	Underwriting File
Rooms Expense 2021	Underwriting File
A-7

ATTACHMENT A

Attribute	Source Document(s)
Rooms Expense 2022	Underwriting File
Rooms Expense 2023	Underwriting File
Rooms Expense September 2024 TTM	Underwriting File
Rooms Expense September 2024 Sponsor Reforecast	Underwriting File
Rooms Expense UW	Underwriting File
F&B Expense 2018	Underwriting File
F&B Expense 2019	Underwriting File
F&B Expense 2020	Underwriting File
F&B Expense 2021	Underwriting File
F&B Expense 2022	Underwriting File
F&B Expense 2023	Underwriting File
F&B Expense September 2024 TTM	Underwriting File
F&B Expense September 2024 Sponsor Reforecast	Underwriting File
F&B Expense UW	Underwriting File
Other Departmental Expense 2018	Underwriting File
Other Departmental Expense 2019	Underwriting File
Other Departmental Expense 2020	Underwriting File
Other Departmental Expense 2021	Underwriting File
Other Departmental Expense 2022	Underwriting File
Other Departmental Expense 2023	Underwriting File
Other Departmental Expense September 2024 TTM	Underwriting File
Other Departmental Expense September 2024 Sponsor Reforecast	Underwriting File
Other Departmental Expense UW	Underwriting File
Total Departmental Expenses 2018	Underwriting File
Total Departmental Expenses 2019	Underwriting File
Total Departmental Expenses 2020	Underwriting File
A-8

ATTACHMENT A

Attribute	Source Document(s)
Total Departmental Expenses 2021	Underwriting File
Total Departmental Expenses 2022	Underwriting File
Total Departmental Expenses 2023	Underwriting File
Total Departmental Expenses September 2024 TTM	Underwriting File
Total Departmental Expenses September 2024 Sponsor Reforecast	Underwriting File
Total Departmental Expenses UW	Underwriting File
Departmental Profit 2018	Underwriting File
Departmental Profit 2019	Underwriting File
Departmental Profit 2020	Underwriting File
Departmental Profit 2021	Underwriting File
Departmental Profit 2022	Underwriting File
Departmental Profit 2023	Underwriting File
Departmental Profit September 2024 TTM	Underwriting File
Departmental Profit September 2024 Sponsor Reforecast	Underwriting File
Departmental Profit UW	Underwriting File
General and Administrative 2018	Underwriting File
General and Administrative 2019	Underwriting File
General and Administrative 2020	Underwriting File
General and Administrative 2021	Underwriting File
General and Administrative 2022	Underwriting File
General and Administrative 2023	Underwriting File
General and Administrative September 2024 TTM	Underwriting File
General and Administrative September 2024 Sponsor Reforecast	Underwriting File
General and Administrative UW	Underwriting File
IT 2018	Underwriting File
IT 2019	Underwriting File
A-9

ATTACHMENT A

Attribute	Source Document(s)
IT 2020	Underwriting File
IT 2021	Underwriting File
IT 2022	Underwriting File
IT 2023	Underwriting File
IT September 2024 TTM	Underwriting File
IT September 2024 Sponsor Reforecast	Underwriting File
IT UW	Underwriting File
Sales & Marketing 2018	Underwriting File
Sales & Marketing 2019	Underwriting File
Sales & Marketing 2020	Underwriting File
Sales & Marketing 2021	Underwriting File
Sales & Marketing 2022	Underwriting File
Sales & Marketing 2023	Underwriting File
Sales & Marketing September 2024 TTM	Underwriting File
Sales & Marketing September 2024 Sponsor Reforecast	Underwriting File
Sales & Marketing UW	Underwriting File
R&M 2018	Underwriting File
R&M 2019	Underwriting File
R&M 2020	Underwriting File
R&M 2021	Underwriting File
R&M 2022	Underwriting File
R&M 2023	Underwriting File
R&M September 2024 TTM	Underwriting File
R&M September 2024 Sponsor Reforecast	Underwriting File
R&M UW	Underwriting File
Utilities 2018	Underwriting File
Utilities 2019	Underwriting File
A-10

ATTACHMENT A

Attribute	Source Document(s)
Utilities 2020	Underwriting File
Utilities 2021	Underwriting File
Utilities 2022	Underwriting File
Utilities 2023	Underwriting File
Utilities September 2024 TTM	Underwriting File
Utilities September 2024 Sponsor Reforecast	Underwriting File
Utilities UW	Underwriting File
Total Undistributed Expenses 2018	Underwriting File
Total Undistributed Expenses 2019	Underwriting File
Total Undistributed Expenses 2020	Underwriting File
Total Undistributed Expenses 2021	Underwriting File
Total Undistributed Expenses 2022	Underwriting File
Total Undistributed Expenses 2023	Underwriting File
Total Undistributed Expenses September 2024 TTM	Underwriting File
Total Undistributed Expenses September 2024 Sponsor Reforecast	Underwriting File
Total Undistributed Expenses UW	Underwriting File
Gross Operating Profit 2018	Underwriting File
Gross Operating Profit 2019	Underwriting File
Gross Operating Profit 2020	Underwriting File
Gross Operating Profit 2021	Underwriting File
Gross Operating Profit 2022	Underwriting File
Gross Operating Profit 2023	Underwriting File
Gross Operating Profit September 2024 TTM	Underwriting File
Gross Operating Profit September 2024 Sponsor Reforecast	Underwriting File
Gross Operating Profit UW	Underwriting File
Franchise Fees 2018	Underwriting File
A-11

ATTACHMENT A

Attribute	Source Document(s)
Franchise Fees 2019	Underwriting File
Franchise Fees 2020	Underwriting File
Franchise Fees 2021	Underwriting File
Franchise Fees 2022	Underwriting File
Franchise Fees 2023	Underwriting File
Franchise Fees September 2024 TTM	Underwriting File
Franchise Fees September 2024 Sponsor Reforecast	Underwriting File
Franchise Fees UW	Underwriting File
Management Fees 2018	Underwriting File
Management Fees 2019	Underwriting File
Management Fees 2020	Underwriting File
Management Fees 2021	Underwriting File
Management Fees 2022	Underwriting File
Management Fees 2023	Underwriting File
Management Fees September 2024 TTM	Underwriting File
Management Fees September 2024 Sponsor Reforecast	Underwriting File
Management Fees UW	Underwriting File
Income Before Fixed Charges 2018	Underwriting File
Income Before Fixed Charges 2019	Underwriting File
Income Before Fixed Charges 2020	Underwriting File
Income Before Fixed Charges 2021	Underwriting File
Income Before Fixed Charges 2022	Underwriting File
Income Before Fixed Charges 2023	Underwriting File
Income Before Fixed Charges September 2024 TTM	Underwriting File
Income Before Fixed Charges September 2024 Sponsor Reforecast	Underwriting File
Income Before Fixed Charges UW	Underwriting File
A-12

ATTACHMENT A

Attribute	Source Document(s)
Taxes 2018	Underwriting File
Taxes 2019	Underwriting File
Taxes 2020	Underwriting File
Taxes 2021	Underwriting File
Taxes 2022	Underwriting File
Taxes 2023	Underwriting File
Taxes September 2024 TTM	Underwriting File
Taxes September 2024 Sponsor Reforecast	Underwriting File
Taxes UW	Underwriting File
Insurance 2018	Underwriting File
Insurance 2019	Underwriting File
Insurance 2020	Underwriting File
Insurance 2021	Underwriting File
Insurance 2022	Underwriting File
Insurance 2023	Underwriting File
Insurance September 2024 TTM	Underwriting File
Insurance September 2024 Sponsor Reforecast	Underwriting File
Insurance UW	Underwriting File
Ground / Building Rent 2018	Underwriting File
Ground / Building Rent 2019	Underwriting File
Ground / Building Rent 2020	Underwriting File
Ground / Building Rent 2021	Underwriting File
Ground / Building Rent 2022	Underwriting File
Ground / Building Rent 2023	Underwriting File
Ground / Building Rent September 2024 TTM	Underwriting File
Ground / Building Rent September 2024 Sponsor Reforecast	Underwriting File
Ground / Building Rent UW	Underwriting File
A-13

ATTACHMENT A

Attribute	Source Document(s)
Other Fixed Expenses 2018	Underwriting File
Other Fixed Expenses 2019	Underwriting File
Other Fixed Expenses 2020	Underwriting File
Other Fixed Expenses 2021	Underwriting File
Other Fixed Expenses 2022	Underwriting File
Other Fixed Expenses 2023	Underwriting File
Other Fixed Expenses September 2024 TTM	Underwriting File
Other Fixed Expenses September 2024 Sponsor Reforecast	Underwriting File
Other Fixed Expenses UW	Underwriting File
Total Fixed and Other Expenses 2018	Underwriting File
Total Fixed and Other Expenses 2019	Underwriting File
Total Fixed and Other Expenses 2020	Underwriting File
Total Fixed and Other Expenses 2021	Underwriting File
Total Fixed and Other Expenses 2022	Underwriting File
Total Fixed and Other Expenses 2023	Underwriting File
Total Fixed and Other Expenses September 2024 TTM	Underwriting File
Total Fixed and Other Expenses September 2024 Sponsor Reforecast	Underwriting File
Total Fixed and Other Expenses UW	Underwriting File
Net Operating Income 2018	Underwriting File
Net Operating Income 2019	Underwriting File
Net Operating Income 2020	Underwriting File
Net Operating Income 2021	Underwriting File
Net Operating Income 2022	Underwriting File
Net Operating Income 2023	Underwriting File
Net Operating Income September 2024 TTM	Underwriting File
Net Operating Income September 2024 Sponsor Reforecast	Underwriting File
A-14

ATTACHMENT A

Attribute	Source Document(s)
Net Operating Income UW	Underwriting File
FF&E 2018	Underwriting File
FF&E 2019	Underwriting File
FF&E 2020	Underwriting File
FF&E 2021	Underwriting File
FF&E 2022	Underwriting File
FF&E 2023	Underwriting File
FF&E September 2024 TTM	Underwriting File
FF&E September 2024 Sponsor Reforecast	Underwriting File
FF&E UW	Underwriting File
Net Cash Flow 2018	Underwriting File
Net Cash Flow 2019	Underwriting File
Net Cash Flow 2020	Underwriting File
Net Cash Flow 2021	Underwriting File
Net Cash Flow 2022	Underwriting File
Net Cash Flow 2023	Underwriting File
Net Cash Flow September 2024 TTM	Underwriting File
Net Cash Flow September 2024 Sponsor Reforecast	Underwriting File
Net Cash Flow UW	Underwriting File
Ground / Building Rent 2022	Underwriting File
Ground / Building Rent 2023	Underwriting File
Ground / Building Rent September 2024 TTM	Underwriting File
Ground / Building Rent September 2024 Sponsor Reforecast	Underwriting File
Ground / Building Rent UW	Underwriting File
Other Fixed Expenses 2018	Underwriting File
Other Fixed Expenses 2019	Underwriting File
Other Fixed Expenses 2020	Underwriting File
A-15

ATTACHMENT A

Attribute	Source Document(s)
Other Fixed Expenses 2021	Underwriting File
Other Fixed Expenses 2022	Underwriting File
Other Fixed Expenses 2023	Underwriting File
Other Fixed Expenses September 2024 TTM	Underwriting File
Other Fixed Expenses September 2024 Sponsor Reforecast	Underwriting File
Other Fixed Expenses UW	Underwriting File
Total Fixed and Other Expenses 2018	Underwriting File
Total Fixed and Other Expenses 2019	Underwriting File
Total Fixed and Other Expenses 2020	Underwriting File
Total Fixed and Other Expenses 2021	Underwriting File
Total Fixed and Other Expenses 2022	Underwriting File
Total Fixed and Other Expenses 2023	Underwriting File
Total Fixed and Other Expenses September 2024 TTM	Underwriting File
Total Fixed and Other Expenses September 2024 Sponsor Reforecast	Underwriting File
Total Fixed and Other Expenses UW	Underwriting File
Net Operating Income 2018	Underwriting File
Net Operating Income 2019	Underwriting File
Net Operating Income 2020	Underwriting File
Net Operating Income 2021	Underwriting File
Net Operating Income 2022	Underwriting File
Net Operating Income 2023	Underwriting File
Net Operating Income September 2024 TTM	Underwriting File
Net Operating Income September 2024 Sponsor Reforecast	Underwriting File
Net Operating Income UW	Underwriting File
FF&E 2018	Underwriting File
FF&E 2019	Underwriting File
A-16

ATTACHMENT A

Attribute	Source Document(s)
FF&E 2020	Underwriting File
FF&E 2021	Underwriting File
FF&E 2022	Underwriting File
FF&E 2023	Underwriting File
FF&E September 2024 TTM	Underwriting File
FF&E September 2024 Sponsor Reforecast	Underwriting File
FF&E UW	Underwriting File
Net Cash Flow 2018	Underwriting File
Net Cash Flow 2019	Underwriting File
Net Cash Flow 2020	Underwriting File
Net Cash Flow 2021	Underwriting File
Net Cash Flow 2022	Underwriting File
Net Cash Flow 2023	Underwriting File
Net Cash Flow September 2024 TTM	Underwriting File
Net Cash Flow September 2024 Sponsor Reforecast	Underwriting File
Net Cash Flow UW	Underwriting File
A-17

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Flag Term Remaining	Flag Expiration Date minus Cut-off Date, then divide by 365
Mortgage Loan Closing Date Balance per Key	Mortgage Loan Closing Date Balance divided by Total Units
% of Mortgage Loan Closing Date Balance	Mortgage Loan Closing Date Balance divided by the aggregate sum of each Mortgage Loan Closing Date Balance
Mezzanine Loan Closing Date Balance per Key	Mezzanine Loan Closing Date Balance divided by Total Units
Total Loan Closing Date Balance per Key	Total Loan Closing Date Balance divided by Total Units
Individual As-Is Appraised Value per Key	Individual As-Is Appraised Value divided by Total Units
Individual Stabilized Appraised Value per Key	Individual Stabilized Appraised Value divided by Total Units
Portfolio Appraised Value per Key	Portfolio Appraised Value divided by Total Units
Portfolio Stabilized Appraised Value per Key	Portfolio Stabilized Appraised Value divided by Total Units
Mortgage Loan Interest Rate at Term SOFR Cap	Mortgage Loan Spread plus Term SOFR Cap
Monthly Mortgage Loan Debt Service Payment	Annual Mortgage Loan Debt Service Payment divided by 12
Annual Mortgage Loan Debt Service Payment	Product of i) sum of a) Mortgage Loan Spread and b) Assumed One-month Term SOFR, ii) Mortgage Loan Closing Date Balance, and iii) Interest Calculation (30/360 / Actual/360)
Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap divided by 12
Annual Mortgage Loan Debt Service Payment at Term SOFR Cap	Product of i) Mortgage Loan Interest Rate at Term SOFR Cap, ii) Mortgage Loan Closing Date Balance, and iii) Interest Calculation (30/360 / Actual/360)
Seasoning	Number of payments between and including the First Loan Payment Date and the Cut-off Date
Original Term to Maturity (Months)	Number of payments between and including First Loan Payment Date and Initial Maturity Date
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Remaining Term to Maturity (Months)	Original Term to Maturity (Months) minus Seasoning
Remaining Amortization Term (Months)	Original Amortization Term (Months) minus Seasoning
Total Loan Closing Date Balance	Mortgage Loan Closing Date Balance plus Mezzanine Loan Closing Date Balance
% of Total Loan Closing Date Balance	Total Loan Closing Date Balance divided by the aggregate sum of each Total Loan Closing Date Balance
% of Mezzanine Loan Closing Date Balance	Mezzanine Loan Closing Date Balance divided by the aggregate sum of each Mezzanine Loan Closing Date Balance
Total Loan Maturity Date Balance	Mortgage Loan Maturity Date Balance plus Mezzanine Loan Maturity Date Balance
Mezzanine Loan Interest Rate at Term SOFR Cap	Mezzanine Loan Spread plus Term SOFR Cap
Monthly Mezzanine Loan Debt Service Payment	Annual Mezzanine Loan Debt Service Payment divided by 12
Annual Mezzanine Loan Debt Service Payment	Mezzanine Loan Closing Date Balance multiplied by the sum of Assumed One-month Term SOFR and Mezzanine Loan Spread multiplied by 365/360
Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap divided by 12
Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap	Mezzanine Loan Closing Date Balance multiplied by the sum of Mezzanine Loan Spread and Term SOFR Cap multiplied by 365/360
Monthly Total Loan Debt Service Payment	Monthly Mortgage Loan Debt Service Payment plus Monthly Mezzanine Loan Debt Service Payment
Annual Total Loan Debt Service Payment	Annual Mortgage Loan Debt Service Payment plus Annual Mezzanine Loan Debt Service Payment
Monthly Total Loan Debt Service Payment at Term SOFR Cap	Monthly Mezzanine Loan Debt Service Payment at Term SOFR Cap plus Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap
Annual Total Loan Debt Service Payment at Term SOFR Cap	Annual Mezzanine Loan Debt Service Payment at Term SOFR Cap plus Annual Mortgage Loan Debt Service Payment at Term SOFR Cap
Remaining IO Term (Months)	Original IO Term (Months) minus Seasoning
B-2

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Mortgage Loan Closing Date Balance divided by Individual As-Is Appraised Value
Mortgage Loan Balloon LTV (Aggregate As-is Values)	Mortgage Loan Maturity Date Balance divided by Individual As-Is Appraised Value
Mortgage Loan Closing Date LTV (Aggregate Stabilized Values)	Mortgage Loan Closing Date Balance divided by Individual Stabilized Appraised Value
Mortgage Loan Balloon LTV (Aggregate Stabilized Values)	Mortgage Loan Maturity Date Balance divided by Individual Stabilized Appraised Value
Mortgage Loan Closing Date LTV (Portfolio Value)	Mortgage Loan Closing Date Balance divided by Portfolio Appraised Value
Mortgage Loan Balloon LTV (Portfolio Value)	Mortgage Loan Maturity Date Balance divided by Portfolio Appraised Value
Total Loan Closing Date LTV (Aggregate As-is Values)	Total Loan Closing Date Balance divided by Individual As-Is Appraised Value
Total Loan Balloon LTV (Aggregate As-is Values)	Total Loan Closing Date Balance divided by Individual As-Is Appraised Value
Total Loan Closing Date LTV (Aggregate Stabilized Values)	Total Loan Closing Date Balance divided by Individual Stabilized Appraised Value
Total Loan Balloon LTV (Aggregate Stabilized Values)	Total Loan Closing Date Balance divided by Individual Stabilized Appraised Value
Total Loan Closing Date LTV (Portfolio Value)	Total Loan Closing Date Balance divided by Portfolio Appraised Value
Total Loan Balloon LTV (Portfolio Value)	Total Loan Closing Date Balance divided by Portfolio Appraised Value
Mortgage Loan UW NOI Debt Yield	Net Operating Income UW divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NCF Debt Yield	Net Cash Flow UW divided by Mortgage Loan Closing Date Balance
Total Loan UW NOI Debt Yield	Net Operating Income UW divided by Total Loan Closing Date Balance
Total Loan UW NCF Debt Yield	Net Cash Flow UW divided by Total Loan Closing Date Balance
Mortgage Loan UW NOI DSCR	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment
B-3

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan UW NCF DSCR	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment
Total Loan UW NOI DSCR	Net Operating Income UW divided by Annual Total Loan Debt Service Payment
Total Loan UW NCF DSCR	Net Cash Flow UW divided by Annual Total Loan Debt Service Payment
Mortgage Loan UW NOI DSCR at Term SOFR Cap	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap
Mortgage Loan UW NCF DSCR at Term SOFR Cap	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment at Term SOFR Cap
Total Loan UW NOI DSCR at Term SOFR Cap	Net Operating Income UW divided by Annual Total Loan Debt Service Payment at Term SOFR Cap
Total Loan UW NCF DSCR at Term SOFR Cap	Net Cash Flow UW divided by Annual Total Loan Debt Service Payment at Term SOFR Cap

B-4